Operating Results (Parenthetical) (Detail) (Underwriting Operations Segment, Personal Lines, Personal Auto)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Underwriting Operations Segment | Personal Lines | Personal Auto
Segment Reporting Information [Line Items]
Personal auto insurance percentage of the total personal lines segment net premiums earned	91.00%	90.00%	90.00%